ING LOGO
AMERICAS
US Legal Services

Ellen L. Valvo
Paralegal
(860) 723-2247
Fax: (860) 723-2215

Ellenmary.Valvo@us.ing.com

February 16, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: ING MAP Plus NPSM File Nos.: 333-109860 and 811-2513 Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the Supplement to the Prospectus and Contract Summary and the Supplement to the Statement of Additional Information contained in Post-Effective 2 to the Registration Statement on Form N-4 ("Amendment No. 2") for Variable Annuity Account C of ING Life Insurance and Annuity Company that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Amendment No. 2 which was declared effective on February 14, 2005. The text of Amendment No. 2 was filed electronically.

If you have any questions regarding this submission please call the undersigned at 860-723-2247 or Michael Pignatella at 860-723-2239.

Sincerely, /s/ Ellen L. Valvo Ellen L. Valvo
Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation